LEASES - Schedule Of Undiscounted Cash Flows For Operating Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021		$ 87,149
2022		82,332
2023		76,310
2024		74,296
2025		71,632
Thereafter		181,698
Total future minimum lease payments		573,417
Less: imputed interest		(119,115)
Present value of future minimum lease payments		454,302
Less: current portion of operating lease liabilities	$ (58,700)	(58,971)	$ (49,185)
Long-term operating lease liabilities	$ 382,246	$ 395,331	$ 405,845